Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and contingencies

26. Commitments and contingencies

a) California operating licenses

The Company's primary activity is engaging in state-legal commercial cannabis business, including the cultivation, manufacture, distribution, and sale of cannabis and cannabis products pursuant to California law. However, this activity is not in compliance with the United States Controlled Substances Act (the CSA). The Company's assets are potentially subject to seizure or confiscation by Federal governmental agencies, and the Company could face criminal and civil penalties for noncompliance with the CSA, although such events would be without relevant precedent.  Management   of the Company believes the Company is in compliance with all California and local jurisdiction laws and monitor the regulatory environment on an ongoing basis along with counsel to ensure the continued compliance with all applicable laws and licensing agreements.

The Company's operation is sanctioned by the State of California and local jurisdictions. There have been no instances of federal   interference   with   those   who   adhere   to   those   guidelines.   Due   to   the   uncertainty   surrounding   the   Company's noncompliance with the CSA, the potential liability from any noncompliance cannot be reasonably estimated and the Company may be subject to regulatory fines, penalties or restrictions in the future.

Effective January 1, 2018, the State of California allowed for adult use cannabis sales. Beginning on January 1, 2018, the State began issuing temporary licenses that expired 120 days after issuance for retail, distribution, manufacturing and cultivation permits. Temporary licenses could be extended in 90-day increments by the State upon submission of an annual license application. All temporary licenses had been granted extensions by the State during 2018.

In September 2019, Senate Bill 1459 (SB 1459) was enacted which enabled state licensing authorities to issue provisional licenses through 2021. A provisional license could be issued if an applicant submitted a completed annual license application to the Bureau of Cannabis Control. A completed application for purposes of obtaining a provisional license is not the same as a sufficient application to obtain an annual license. The provisional cannabis license, which is valid for 12 months from the date issued, is said to be in between a temporary license and an annual license and allows a cannabis business to operate as they would under local and state regulations.

Licensees issued a provisional license are expected to be diligently working toward completing all annual license requirements in order to maintain a provisional license. The Company obtained its provisional licenses in 2019 and continues to work with the State to obtain annual licensing.

The Company's prior licenses obtained from the local jurisdictions it operated in have been continued by such jurisdictions and are necessary to obtain State licensing.

The Company has received annual licenses from each local jurisdiction in which it actively operates. Although the Company believes it will continue to receive the necessary licenses from the State and applicable local jurisdictions to conduct its business in a timely fashion, there is no guarantee its clients will be able to do so and any failure to do so may have a negative effect on its business and results of operations.

b) Other legal matters

From time to time in the normal course of business, the Company may be subject to legal matters such as threatened or pending claims or proceedings. The Company is not currently a party to any material legal proceedings or claims, nor are we aware of any pending or threatened litigation or claims that could have a material adverse effect on our business, operating results, cash flows or financial condition should such litigation or claim be resolved unfavorably.

c) Social equity fund

The Company formed Social Equity Ventures LLC (“SEV”) in 2021 as its social equity investment vehicle.  The Company intends to fund SEV with $10,000,000 and contribute 2% of its net income to allow SEV to make further social equity investments.  During the nine months ended September 30, 2022, SEV made two social equity investments totalling $350,000 (Nine months ended September 30, 2021 -– SEV made two social equity investments totalling $1,000,000).

31. Commitments and contingencies

a) California operating licenses

The Company’s primary activity is engaging in state-legal commercial cannabis business, including the cultivation, manufacture, distribution, and sale of cannabis and cannabis products pursuant to California law. However, this activity is not in compliance with the United States Controlled Substances Act (the CSA). The Company’s assets are potentially subject to seizure or confiscation by Federal governmental agencies, and the Company could face criminal and civil penalties for noncompliance with the CSA, although such events would be without relevant precedent. Management of the Company believes they are in compliance with all California and local jurisdiction laws and monitor the regulatory environment on an ongoing basis along with counsel to ensure the continued compliance with all applicable laws and licensing agreements.

The Company’s operation is sanctioned by the State of California and local jurisdictions. There have been no instances of federal interference with those who adhere to those guidelines. Due to the uncertainty surrounding the Company’s noncompliance with the CSA, the potential liability from any noncompliance cannot be reasonably estimated and the Company may be subject to regulatory fines, penalties or restrictions in the future.

Effective January 1, 2018, the State of California allowed for adult use cannabis sales. Beginning on January 1, 2018, the State began issuing temporary licenses that expired 120 days after issuance for retail, distribution, manufacturing and cultivation permits. Temporary licenses could be extended in 90-day increments by the State upon submission of an annual license application. All temporary licenses had been granted extensions by the State during 2018.

In September 2019, Senate Bill 1459 (SB 1459) was enacted which enabled state licensing authorities to issue provisional licenses through 2021. A provisional license could be issued if an applicant submitted a completed annual license application to the Bureau of Cannabis Control. A completed application for purposes of obtaining a provisional license is not the same as a sufficient application to obtain an annual license. The provisional cannabis license, which is valid for 12 months from the date issued, is said to be in between a temporary license and an annual license and allows a cannabis business to operate as they would under local and state regulations. Licensees issued a provisional license are expected to be diligently working toward completing all annual license requirements in order to maintain a provisional license. The Company obtained its provisional licenses in 2019 and continues to work with the State to obtain annual licensing.

The Company’s prior licenses obtained from the local jurisdictions it operated in have been continued by such jurisdictions and are necessary to obtain State licensing.

The Company has received annual licenses from each local jurisdiction in which it actively operates. Although the Company believes it will continue to receive the necessary licenses from the State to conduct its business in a timely fashion, there is no guarantee its clients will be able to do so and any failure to do so may have a negative effect on its business and results of operations.

b) Other legal matters

From time to time in the normal course of business, the Company may be subject to legal matters such as threatened or pending claims or proceedings. The Company is not currently a party to any material legal proceedings or claims, nor are we aware of any pending or threatened litigation or claims that could have a material adverse effect on our business, operating results, cash flows or financial condition should such litigation or claim be resolved unfavorably.

c) Social equity fund

The Company formed Social Equity Ventures LLC (“SEV”) during the year ended December 31, 2021 as its social equity investment vehicle. The Company intends to fund SEV with $10,000,000 and contribute 2% of its net income to allow SEV to make further social equity investments. During the year ended December 31, 2021, SEV made two social equity investments totalling $1,000,000. Refer to Note 8 for further detail.